Fair Value of Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Fair Value Hierarchy
The following table presents the fair value of the Corporation's assets and liabilities that are accounted for at fair value on a recurring basis.

($ millions)	Level 1 (1)	Level 2 (1)	Level 3 (1)	Total
As at June 30, 2018
Assets
Energy contracts subject to regulatory deferral (2) (3)	—	23	6	29
Energy contracts not subject to regulatory deferral (2)	—	11	7	18
Other investments (4)	86	—	—	86
	86	34	13	133

Liabilities
Energy contracts subject to regulatory deferral (3) (5)	—	(109)	(3)	(112)
Energy contracts not subject to regulatory deferral (5)	—	(5)	(1)	(6)
Foreign exchange contracts, interest rate and total return swaps (6)	(6)	(1)	—	(7)
	(6)	(115)	(4)	(125)

As at December 31, 2017
Assets
Energy contracts subject to regulatory deferral (2) (3)	—	19	2	21
Energy contracts not subject to regulatory deferral (2)	—	26	4	30
Foreign exchange contracts (6)	3	—	—	3
Other investments (4)	78	—	—	78
	81	45	6	132

Liabilities
Energy contracts subject to regulatory deferral (3) (5)	(1)	(103)	(2)	(106)
Energy contracts not subject to regulatory deferral (5)	—	—	(1)	(1)
Interest rate and total return swaps (6)	—	(1)	—	(1)
	(1)	(104)	(3)	(108)

(1)
Under the hierarchy, fair value is determined using: (i) Level 1 - unadjusted quoted prices in active markets; (ii) Level 2 - other pricing inputs directly or indirectly observable in the marketplace; and (iii) Level 3 - unobservable inputs (used when observable inputs are not available). Classifications reflect the lowest level of input that is significant to the fair value measurement.

(2)	Included in "accounts receivable and other current assets" or "other assets".

(3)
Unrealized gains and losses arising from changes in fair value of these contracts are deferred as a regulatory asset or liability for recovery from, or refund to, customers in future rates as permitted by the regulators, with the exception of long-term wholesale trading contracts and certain gas swap contracts.

(4)	Included in "other assets".

(5)	Included in "accounts payable and other current liabilities" or "other liabilities".

(6)	Included in "accounts receivable and other current assets", "accounts payable and other current liabilities" or "other liabilities".

Reconciliation of Changes in Fair Value of Assets and Liabilities Classified as Level 3
For Level 3 measurements, changes in the unobservable inputs could have a significant impact on fair value. Excluding long-term wholesale trading contracts and certain gas swap contracts, impacts of fair value changes are subject to regulatory recovery. The following table reconciles changes in the fair value of Level 3 net assets and liabilities.

	Quarter Ended		Year-to-Date
	June 30		June 30
($ millions)	2018	2017	2018	2017
Balance, beginning of period	2	(9)	3	2
Realized losses	—	(5)	—	(11)
Unrealized gains (losses)	8	7	8	(3)
Settlements	(1)	3	(2)	8
Balance, end of period	9	(4)	9	(4)

Derivative Asset Contracts Under Master Netting Agreements and Collateral Positions
The Corporation has elected gross presentation for its derivative contracts under master netting agreements and collateral positions, which applies only to its energy contracts. The following table presents the potential offset of counterparty netting.

	Gross Amount Recognized in Balance Sheet	Counterparty Netting of Energy Contracts	Cash Collateral Received/ Posted	Net Amount
($ millions)
As at June 30, 2018
Energy contracts
Derivative assets	47	19	6	22
Derivative liabilities	(118)	(19)	—	(99)

As at December 31, 2017
Energy contracts
Derivative assets	51	17	7	27
Derivative liabilities	(107)	(17)	—	(90)

Derivative Liability Contracts Under Master Netting Agreements and Collateral Positions
The Corporation has elected gross presentation for its derivative contracts under master netting agreements and collateral positions, which applies only to its energy contracts. The following table presents the potential offset of counterparty netting.

	Gross Amount Recognized in Balance Sheet	Counterparty Netting of Energy Contracts	Cash Collateral Received/ Posted	Net Amount
($ millions)
As at June 30, 2018
Energy contracts
Derivative assets	47	19	6	22
Derivative liabilities	(118)	(19)	—	(99)

As at December 31, 2017
Energy contracts
Derivative assets	51	17	7	27
Derivative liabilities	(107)	(17)	—	(90)

Schedule of Volume of Derivative Activity
As at June 30, 2018, the Corporation had a variety of energy contracts that will settle on various dates through 2029. The volumes related to electricity and natural gas derivatives are outlined below.

	As at
	June 30,	December 31,
	2018	2017
Energy contracts subject to regulatory deferral (1)
Electricity swap contracts (GWh)	1,100	1,291
Electricity power purchase contracts (GWh)	961	761
Gas swap contracts (PJ)	242	216
Gas supply contract premiums (PJ)	225	219
Energy contracts not subject to regulatory deferral (1)
Wholesale trading contracts (GWh)	2,849	2,387
Gas swap contracts (PJ)	32	36

(1)	GWh means gigawatt hours and PJ means petajoules.